CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022		Jun. 30, 2021
Statement of comprehensive income [abstract]
Profit for the period	£ 2,441		£ 3,708
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(382)		604
Tax	175		(323)
Remeasurements after tax	(207)		281
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0
Tax	(1)		1
Fair value, net of tax	(1)		1
Gains and losses attributable to own credit risk:
Gains (losses) before tax	421		(48)
Tax	(127)		22
Gains and (losses) net of tax	294		(26)
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(27)		41
Income statement transfers in respect of disposals	30		59
Income statement transfers in respect of impairment	0		(2)
Tax	5		(12)
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	8		86
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(3,382)		(1,074)
Net income statement transfers	(182)		(275)
Tax	960		349
Cash flow hedging reserve	(2,604)		(1,000)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	38		(7)
Transfers to income statement (tax: £nil)	0		0
Foreign currency translation reserve	38		(7)
Other comprehensive income for the period, net of tax	(2,472)		(665)
Total comprehensive income for the period	(31)	[1]	3,043	[2]
Total comprehensive income attributable to ordinary shareholders	(159)		2,824
Total comprehensive income attributable to other equity holders	114		203
Total comprehensive income attributable to equity holders	(45)		3,027
Total comprehensive income attributable to non-controlling interests	£ 14		£ 16

[1]	Total comprehensive income attributable to owners of the parent was a deficit of £45 million.
[2]	Total comprehensive income attributable to owners of the parent was £3,027 million